PROVISION FOR ENVIRONMENTAL REHABILITATION - Disclosure of provision for environmental rehabilitation (Details) - Provision for decommissioning, restoration and rehabilitation costs [Member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance at January 1	$ 145,786	$ 113,725
Change in estimates	1,481	12,673
Accretion	2,780	2,328
Settlements	(949)	(740)
PER from Cariboo acquisition	20,027	17,936
Foreign exchange differences	445	(136)
Ending balance at December 31	$ 169,570	$ 145,786